Common Shares and Warrants (Detail Textuals) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020	Nov. 30, 2019	May 31, 2020	Aug. 31, 2020	Aug. 31, 2019
Common Shares And Warrants [Line Items]
Number of units sold in private placement					1,823,745	947,150
Price per share of private placement units sold					$ 0.45	$ 1.60
Each Whole Compensation Warrant Exercisable Exercise Price						$ 2.25
Term of warrants					2 years
Fair value of warrants issued as share issue cost				$ 128,329	$ 1,850
Number of warrants issued		8,866,211
Exercise price of warrants	$ 14.68
Consulting Expense For Warrants Previously Granted To Consultant Upon Vesting						$ 51,448
Proceeds from Warrant Exercises		$ 2,039,229
Issue price of units issued		$ 0.23		$ 0.23
Amount of private placement fees paid					221,889
Payment for net receipt amount of private placement					2,638,025
Legal and professional	$ 248,695		$ 52,355	$ 65,600	371,844	670,863
Warrants issued for services			$ 70,752		168,833	52,817
Broker
Common Shares And Warrants [Line Items]
Fair value of warrants issued as share issue cost					$ 3,938	$ 6,484
Number Of Warrants Issued As Share Issue Cost					8,750
Number of warrants issued						107,737
Exercise price of warrants						$ 2.25
Warrants Issued						384,212
Fair Value Of Warrants Issued Pursuant To Consulting Agreements						$ 16,095
Proceeds from Warrant Exercises						$ 191,742
Number Of Broker Warrants Exercisable						28,175
Consulting agreements
Common Shares And Warrants [Line Items]
Fair value of warrants issued as share issue cost					$ 98,081	$ 52,817
Number of warrants issued					500,000	100,000
May 6, 2025
Common Shares And Warrants [Line Items]
Number of warrants issued		8,028,254
Exercise price of warrants		$ 0.35		$ 0.35
May 6, 2025 | Agent agreement
Common Shares And Warrants [Line Items]
Fair value of warrants issued as share issue cost		$ 151,623
May 6, 2025 | Broker
Common Shares And Warrants [Line Items]
Number of warrants issued		649,123
May 11, 2025
Common Shares And Warrants [Line Items]
Number of warrants issued		837,957
Exercise price of warrants		$ 0.35		$ 0.35
First anniversary
Common Shares And Warrants [Line Items]
Exercise price of warrants					$ 0.80
Second anniversary
Common Shares And Warrants [Line Items]
Exercise price of warrants					$ 1.20